Canterbury Portfolio Thermostat Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
EXCHANGE-TRADED FUNDS — 93.27% Shares Fair Value
Consumer Staples Select Sector SPDR® Fund 25,710 $ 1,915,138
Energy Select Sector SPDR® Fund 19,410 1,522,132
Invesco S&P 500® Equal Weight ETF 13,275 1,936,026
iShares Nasdaq Biotechnology ETF 13,210 1,639,097
ProShares Short Financials
(a)
129,780 1,661,184
ProShares Short MSCI Emerging Markets
(a)
94,140 1,395,155
ProShares Short Russell 2000
(a)
40,775 958,213
SPDR® Portfolio S&P 500® Value ETF 48,910 1,906,512
SPDR® S&P 500® ETF Trust 13,960 5,751,380
SPDR® S&P Dividend ETF 15,505 1,962,313
Technology Select Sector SPDR® Fund 11,985 1,728,477
Utilities Select Sector SPDR® Fund 26,620 1,968,548
WisdomTree Bloomberg US Dollar Bullish Fund
(a)
73,645 2,068,688
Total Exchange-Traded Funds (Cost $25,435,508) 26,412,863
MONEY MARKET FUNDS - 5.93%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional
Class, 1.98%
(b)
1,679,572 1,679,572
Total Money Market Funds (Cost $1,679,572) 1,679,572
Total Investments — 99.20% (Cost $27,115,080) 28,092,435
Other Assets in Excess of Liabilities — 0.80% 225,548
NET ASSETS — 100.00% $ 28,317,983
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2022.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt